Income Taxes (Details 5) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax explanatory [Abstract]
Unused tax losses carryforwards	$ 28,697,671	$ 25,868,554
Unused investment tax credits	853,837	706,648
Difference in depreciation expense for tax and financial purposes	1,972,536	2,104,639
Inventories write-down	19,852	10,328
Others	646,390	655,974
Total unrecognized deferred tax assets	$ 32,190,286	$ 29,346,143